Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As of March 31,
	2025	2024
	US$	US$
At cost
Leasehold improvement	486,057	481,324
Office equipment	2,743	2,716
Furniture and fixtures	44,354	43,922
Computer and equipment	16,289	12,607
Motor vehicles	41,301	40,899
	590,744	581,468
Less: Accumulated depreciation and amortization	(339,923)	(220,803)
Property, plant and equipment, net	250,821	360,665

Depreciation expenses for the financial years ended March 31, 2024 and 2025 were approximately US$115,810 and US$116,528, respectively.